Shareholder Report, Average Annual Return (Details)	8 Months Ended	10 Months Ended	12 Months Ended	15 Months Ended	21 Months Ended	32 Months Ended	48 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	75 Months Ended	104 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000248117
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus AlphaSimplex Managed Futures ETF
C000228821
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Duff & Phelps Clean Energy ETF
C000254229
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Mid-Cap ETF
C000224134
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Newfleet ABS/MBS ETF
C000246126
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Newfleet Short Duration Core Plus Bond ETF
C000162265
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Newfleet Short Duration High Yield Bond ETF
C000255321
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Seix AAA Private Credit CLO ETF
C000209678
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Seix Senior Loan ETF
C000239036
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Stone Harbor Emerging Markets High Yield Bond ETF
C000222917
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Terranova U.S. Quality Momentum ETF
Without Sales Load [Member] | C000248117
Average Annual Return [Line Items]
Average Annual Return, Percent			(10.15%)	(7.89%)
Without Sales Load [Member] | C000228821
Average Annual Return [Line Items]
Average Annual Return, Percent			10.64%				(4.58%)
Without Sales Load [Member] | C000254229
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.68%)
Without Sales Load [Member] | C000224134
Average Annual Return [Line Items]
Average Annual Return, Percent			6.43%					3.02%
Without Sales Load [Member] | C000246126
Average Annual Return [Line Items]
Average Annual Return, Percent			5.57%		6.77%
Without Sales Load [Member] | C000162265
Average Annual Return [Line Items]
Average Annual Return, Percent			7.28%							4.77%		3.99%
Without Sales Load [Member] | C000255321
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%
Without Sales Load [Member] | C000209678
Average Annual Return [Line Items]
Average Annual Return, Percent			6.70%							6.09%	5.35%
Without Sales Load [Member] | C000239036
Average Annual Return [Line Items]
Average Annual Return, Percent			12.60%			13.44%
Without Sales Load [Member] | C000222917
Average Annual Return [Line Items]
Average Annual Return, Percent			19.20%						12.11%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FT Wilshire 5000 Index
Average Annual Return, Percent			15.67%	16.64%
S&P Global Broad Market Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global Broad Market Index (net)
Average Annual Return, Percent			15.04%				7.18%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FT Wilshire 5000 Index
Average Annual Return, Percent		9.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.38%					(0.94%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.38%		6.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.38%							(1.07%)		1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.38%							(1.07%)	1.22%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return, Percent			8.42%			8.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			16.33%						14.41%
ICE BofA US Treasury Bill 3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasury Bill 3 Month Index
Average Annual Return, Percent			4.57%	4.72%
S&P Global Clean Energy Transition Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global Clean Energy Transition Index (net)
Average Annual Return, Percent			(2.92%)				(11.37%)
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		6.16%
ICE BofA 1-3 Year A-BBB US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year A-BBB US Corporate Index
Average Annual Return, Percent			5.48%					2.21%
ICE BofA 1-5 Year Corporate & Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-5 Year Corporate & Government Bond Index
Average Annual Return, Percent			4.79%		5.79%
ICE BofA 1-3Y BB US Cash Pay High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3Y BB US Cash Pay High Yield Index
Average Annual Return, Percent			6.80%							4.62%		4.52%
J.P. Morgan CLOIE AAA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			J.P. Morgan CLOIE AAA Index
Average Annual Return, Percent	3.66%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Average Annual Return, Percent			7.60%							7.17%	5.63%
J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Average Annual Return, Percent			11.62%			12.52%
Terranova U.S. Quality Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Terranova U.S. Quality Momentum Index
Average Annual Return, Percent			19.70%						12.55%